Summary Of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Scrap value per light weight ton	$ 360
Depreciation method	straight line
Vessels estimated useful life	25 years
Annual increase in management fees	3.00%
Utilization rate of fleet	99.30%
Amortization of deferred finance cost and discount	$ 2,677,000	$ 1,407,000	$ 2,676,000